SEGMENTED INFORMATION - Schedule of Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 1,907	$ 1,955	$ 3,135	$ 1,236	$ 1,423	$ 1,141
Property, plant and equipment, at fair value	76,351		73,475
Total assets	98,601		94,809
Liabilities directly associated with assets held for sale	65,274		58,353
Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	779		866
Property, plant and equipment, at fair value	33,608		30,949
Total assets	40,796		37,778
Liabilities directly associated with assets held for sale	31,113		27,465
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(150)		(112)
Property, plant and equipment, at fair value	(2,422)		(1,831)
Total assets	(2,752)		(2,272)
Liabilities directly associated with assets held for sale	(2,752)		(2,272)
Attributable to non-controlling interests and other
Disclosure of operating segments [line items]
Cash and cash equivalents	1,278		2,381
Property, plant and equipment, at fair value	45,165		44,357
Total assets	60,557		59,303
Liabilities directly associated with assets held for sale	36,913		33,160
Hydroelectric | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	149		55
Property, plant and equipment, at fair value	15,060		14,669
Total assets	16,138		15,653
Liabilities directly associated with assets held for sale	9,413		9,187
Hydroelectric | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	51		52
Property, plant and equipment, at fair value	1,368		1,238
Total assets	1,624		1,452
Liabilities directly associated with assets held for sale	531		460
Hydroelectric | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	9		24
Property, plant and equipment, at fair value	3,107		2,801
Total assets	3,406		3,184
Liabilities directly associated with assets held for sale	1,988		1,725
Wind | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	221		453
Property, plant and equipment, at fair value	6,164		5,255
Total assets	7,889		7,081
Liabilities directly associated with assets held for sale	6,064		5,617
Utility-scale solar | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	174		151
Property, plant and equipment, at fair value	4,547		3,784
Total assets	6,148		4,894
Liabilities directly associated with assets held for sale	4,749		3,393
Distributed energy & storage | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	90		70
Property, plant and equipment, at fair value	2,613		2,558
Total assets	3,135		3,313
Liabilities directly associated with assets held for sale	2,045		1,992
Sustainable solutions | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	70		56
Property, plant and equipment, at fair value	749		644
Total assets	2,354		2,106
Liabilities directly associated with assets held for sale	1,075		934
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	15		5
Property, plant and equipment, at fair value	0		0
Total assets	102		95
Liabilities directly associated with assets held for sale	$ 5,248		$ 4,157